Earnings per Common Share (Parenthetical) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid in April for Additional Tier 1 Notes, before tax		€ 363,000,000	€ 349,000,000
Increase of adjusted weighted average shares after assumed conversion	€ 68,400,000		€ 73,700,000